Nature of Organization and Significant Accounting Policies (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of inventory
Raw materials
Work in process
Finished goods		526,284
Total Inventory	$ 436,580	$ 526,284